As filed with the Securities and Exchange Commission on April 8, 2014

File Nos. 333-192063 and 811-22909

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 5

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 7
_____________________________________________________________________________________________
OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

David Faherty
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

Copies to:
Aisha J. Hunt
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]     on April 9, 2014, pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(2)
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: 3D Printing and Technology Fund

OUTLOOK FUNDS TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for the 3D Printing and Technology Fund, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 5, 2014, accession No. 0001435109-14-000132 (“PEA No. 1”).

Part B: The Statement of Additional Information for the 3D Printing and Technology Fund, is incorporated herein by reference to PEA No. 1.

Part C: Incorporated herein by reference to PEA No. 1.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 9, 2014, the effectiveness of the registration statement for the 3D Printing and Technology Fund, filed in Post-Effective Amendment No. 1 on February 5, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on April 8, 2014.

OUTLOOK FUNDS TRUST

By: /s/ Alan M. Meckler
Alan M. Meckler
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 8, 2014.

(a)	Principal Executive Officer

/s/ Alan M. Meckler
Alan M. Meckler
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

/s/ Alan M. Meckler
Alan M. Meckler
John M. Meckler, Trustee*
Stephen W. Leonhardt, Trustee*
Mark D. Moyer, Trustee*
Lawrence E. Phillips, Trustee*

By:	/s/ Dave Faherty
Dave Faherty
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.